Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 378	$ 597
Gross Unrealized Losses, Total	948	1,316
Gross Unrealized Losses, Less Than 12 Months	258	1,583
Fair Value, Less Than 12 Months	37,484	67,186
Gross Unrealized Losses, 12 Months Or More	1,068	330
Fair Value, 12 Months Or More	37,697	6,776
Gross Unrealized Losses, Total	1,326	1,913
Fair Value, Total	75,181	73,962
U.S. Treasury Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	1
Fair Value, Less Than 12 Months	998
Gross Unrealized Losses, Total	1
Fair Value, Total	998
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	15	396
Held-to-maturity, Fair Value, Less Than 12 Months	1,985	8,602
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	213
Held-to-maturity, Fair Value, 12 Months Or More	6,785
Held-to-maturity, Gross Unrealized Losses, Total	228	396
Held-to-maturity, Fair Value, Total	8,770	8,602
Gross Unrealized Losses, Less Than 12 Months	46	98
Fair Value, Less Than 12 Months	3,804	6,402
Gross Unrealized Losses, 12 Months Or More	75
Fair Value, 12 Months Or More	4,425
Gross Unrealized Losses, Total	121	98
Fair Value, Total	8,229	6,402
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	18	28
Held-to-maturity, Fair Value, Less Than 12 Months	1,818	2,018
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	127	173
Held-to-maturity, Fair Value, 12 Months Or More	3,116	3,621
Held-to-maturity, Gross Unrealized Losses, Total	145	201
Held-to-maturity, Fair Value, Total	4,934	5,639
Gross Unrealized Losses, Less Than 12 Months	145	589
Fair Value, Less Than 12 Months	16,872	27,243
Gross Unrealized Losses, 12 Months Or More	436
Fair Value, 12 Months Or More	17,259
Gross Unrealized Losses, Total	581	589
Fair Value, Total	34,131	27,243
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	5
Gross Unrealized Losses, Less Than 12 Months	26	439
Fair Value, Less Than 12 Months	4,400	19,328
Gross Unrealized Losses, 12 Months Or More	77
Fair Value, 12 Months Or More	3,752
Gross Unrealized Losses, Total	103	439
Fair Value, Total	8,152	19,328
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	2	33
Fair Value, Less Than 12 Months	2,912	3,593
Gross Unrealized Losses, 12 Months Or More	140	111
Fair Value, 12 Months Or More	2,360	1,889
Gross Unrealized Losses, Total	142	144
Fair Value, Total	$ 5,272	5,482
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, 12 Months Or More		46
Fair Value, 12 Months Or More		1,266
Gross Unrealized Losses, Total		46
Fair Value, Total		$ 1,266